Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2024 and 2025, respectively.

	Millions of yen
	2024	2025
Cash and Cash Equivalents	¥1,032,810	¥1,206,573
Restricted Cash	152,497	115,410

Cash, Cash Equivalents and Restricted Cash	¥1,185,307	¥1,321,983

Cash Payments	Cash payments during fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Cash payments:
Interest	¥117,759	¥182,633	¥168,101
Income taxes, net	187,246	3,507	113,122